Long-Term Debt - Revolving Credit Facility (Details) - Revolving Credit Facility (Detail) - USD ($)		6 Months Ended	12 Months Ended
	Nov. 16, 2012	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 06, 2015
Debt Instrument [Line Items]
Outstanding borrowings		$ 2,611,225,000	$ 2,486,700,000	$ 2,138,112,000
Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility, aggregate principal amount	$ 200,000,000				$ 289,400,000
Debt maturity term	5 years
Step down		0.0025%	25.00%
Commitment fee, step-down percent			12.50%
Commitment fee		0.125%	0.50%
Outstanding borrowings		$ 100,000,000	$ 0	$ 20,000,000
Aggregate principal amount of the credit agreement, description		The aggregate commitments previously available to APX thereunder from $200.0 million to $289.4 million
Revolving Credit Facility | Series A Revolving Commitments
Debt Instrument [Line Items]
Credit facility, aggregate principal amount		$ 247,500,000	247,500,000
Credit facility, due date		Mar. 31, 2019
Revolving Credit Facility | Series C Revolving Commitments
Debt Instrument [Line Items]
Credit facility, aggregate principal amount		$ 20,800,000	20,800,000
Credit facility, due date		Nov. 16, 2017
Revolving Credit Facility | Series B Revolving Commitments
Debt Instrument [Line Items]
Credit facility, aggregate principal amount		$ 21,200,000	$ 21,200,000
Credit facility, due date		Mar. 31, 2019
Revolving Credit Facility | Federal Funds Rate
Debt Instrument [Line Items]
Variable Interest rate percentage		0.50%	0.50%
Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Variable Interest rate percentage		1.00%	1.00%
Variable Interest rate description		One month, plus 1.00%
Revolving Credit Facility | LIBOR | Series A Revolving Commitments
Debt Instrument [Line Items]
Variable Interest rate percentage		3.00%	3.00%
Revolving Credit Facility | LIBOR | Series C Revolving Commitments
Debt Instrument [Line Items]
Variable Interest rate percentage		3.00%	3.00%
Revolving Credit Facility | LIBOR | Series B Revolving Commitments
Debt Instrument [Line Items]
Variable Interest rate percentage		4.00%	4.00%
Revolving Credit Facility | Base Rate-based Borrowings | Series A Revolving Commitments
Debt Instrument [Line Items]
Variable Interest rate percentage		2.00%	2.00%
Revolving Credit Facility | Base Rate-based Borrowings | Series C Revolving Commitments
Debt Instrument [Line Items]
Variable Interest rate percentage		2.00%	2.00%
Revolving Credit Facility | Base Rate-based Borrowings | Series B Revolving Commitments
Debt Instrument [Line Items]
Variable Interest rate percentage		3.00%	3.00%